Derivatives - Schedule of Impact of Interest Rate Swap and Foreign currency contract on Other Comprehensive Income, AOCI, and Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI	$ 15,901	$ 4,669	$ 11,677
Interest rate swap | Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI into income	(11,550)	4,530	$ 12,001
Foreign currency contract
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI	$ 7,715	$ 930